Prospectus Supplement

April 26, 2024

Morgan Stanley Institutional Liquidity Funds

Supplement dated April 26, 2024 to the Morgan Stanley Institutional Liquidity Funds Prospectus dated February 28, 2024

Government Portfolio (the "Fund")
Institutional Select Class

Effective immediately, the maximum expense ratio for the Institutional Select Class of the Fund, pursuant to the expense limitation arrangement, will be decreased. Accordingly, effective immediately, the Fund's Prospectus is hereby amended as follows:

The section of the Prospectus entitled "Fund Summary—Government Portfolio—Fees and Expenses" is hereby deleted in its entirety and replaced with the following:

Fees and Expenses

The table below describes the expenses that you may pay if you buy, hold and sell Institutional Select Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional Select Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	None
Other Expenses	0.06%
Shareholder Administration Fee[1]	0.05%
Total Annual Fund Operating Expenses[2]	0.26%
Fee Waiver and/or Expense Reimbursement[2,3]	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	0.23%

Example

The example below is intended to help you compare the cost of investing in the Fund's Institutional Select Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund's Institutional Select Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Institutional Select Class	$24	$81	$143	$328

1  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Institutional Select Class shares in connection with their customers' accounts.

2  The Fund's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Institutional Select Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.23%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

3  Fee Waiver and/or Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the current expense limitation arrangement for Institutional Select Class shares.

The "Government Portfolio" row in the second table under the section of the Prospectus entitled "Fund Management—Advisory Fees" setting forth the expense cap for Institutional Select Class shares of the Fund is hereby deleted and replaced with the following:

Expense Cap Institutional Select Class
Government Portfolio	0.23%

Please retain this supplement for future reference.

  ILFGOVTISCPROSPT 4/24

Prospectus Supplement

April 26, 2024

Morgan Stanley Institutional Liquidity Funds

Supplement dated April 26, 2024 to the Morgan Stanley Institutional Liquidity Funds Prospectus dated February 28, 2024

Government Portfolio (the "Fund")
Institutional Class

Effective immediately, the maximum expense ratio for the Institutional Class of the Fund, pursuant to the expense limitation arrangement, will be decreased. Accordingly, effective immediately, the Fund's Prospectus is hereby amended as follows:

The section of the Prospectus entitled "Fund Summary—Government Portfolio—Fees and Expenses" is hereby deleted in its entirety and replaced with the following:

Fees and Expenses

The table below describes the expenses that you may pay if you buy, hold and sell Institutional Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	None
Other Expenses	0.06%
Total Annual Fund Operating Expenses[1]	0.21%
Fee Waiver and/or Expense Reimbursement[1,2]	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	0.18%

Example

The example below is intended to help you compare the cost of investing in the Fund's Institutional Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund's Institutional Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Institutional Class	$18	$65	$115	$265

1  The Fund's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Institutional Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.18%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

2  Fee Waiver and/or Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the current expense limitation arrangement for Institutional Class shares.

The "Government Portfolio" row in the second table under the section of the Prospectus entitled "Fund Management—Advisory Fees" setting forth the expense cap for Institutional Class shares of the Fund is hereby deleted and replaced with the following:

Expense Cap Institutional Class
Government Portfolio	0.18%

Please retain this supplement for future reference.

  ILFGOVTICPROSPT 4/24

Prospectus Supplement

April 26, 2024

Morgan Stanley Institutional Liquidity Funds

Supplement dated April 26, 2024 to the Morgan Stanley Institutional Liquidity Funds Prospectus dated February 28, 2024

Government Portfolio (the "Fund")
Investor Class

Effective immediately, the maximum expense ratio for the Investor Class of the Fund, pursuant to the expense limitation arrangement, will be decreased. Accordingly, effective immediately, the Fund's Prospectus is hereby amended as follows:

The section of the Prospectus entitled "Fund Summary—Government Portfolio—Fees and Expenses" is hereby deleted in its entirety and replaced with the following:

Fees and Expenses

The table below describes the expenses that you may pay if you buy, hold and sell Investor Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investor Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	None
Other Expenses	0.06%
Shareholder Administration Fee[1]	0.10%
Total Annual Fund Operating Expenses[2]	0.31%
Fee Waiver and/or Expense Reimbursement[2,3]	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	0.28%

Example

The example below is intended to help you compare the cost of investing in the Fund's Investor Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund's Investor Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Investor Class	$29	$97	$171	$390

1  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Investor Class shares in connection with their customers' accounts.

2  The Fund's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Investor Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.28%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

3  Fee Waiver and/or Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the current expense limitation arrangement for Investor Class shares.

The "Government Portfolio" row in the second table under the section of the Prospectus entitled "Fund Management—Advisory Fees" setting forth the expense cap for Investor Class shares of the Fund is hereby deleted and replaced with the following:

Expense Cap Investor Class
Government Portfolio	0.28%

Please retain this supplement for future reference.

  ILFGOVTINVCPROSPT 4/24

Prospectus Supplement

April 26, 2024

Morgan Stanley Institutional Liquidity Funds

Supplement dated April 26, 2024 to the Morgan Stanley Institutional Liquidity Funds Prospectus dated February 28, 2024

Government Portfolio (the "Fund")
Administrative Class

Effective immediately, the maximum expense ratio for the Administrative Class of the Fund, pursuant to the expense limitation arrangement, will be decreased. Accordingly, effective immediately, the Fund's Prospectus is hereby amended as follows:

The section of the Prospectus entitled "Fund Summary—Government Portfolio—Fees and Expenses" is hereby deleted in its entirety and replaced with the following:

Fees and Expenses

The table below describes the expenses that you may pay if you buy, hold and sell Administrative Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Administrative Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	None
Other Expenses	0.06%
Shareholder Administration Fee[1]	0.15%
Total Annual Fund Operating Expenses[2]	0.36%
Fee Waiver and/or Expense Reimbursement[2,3]	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	0.33%

Example

The example below is intended to help you compare the cost of investing in the Fund's Administrative Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund's Administrative Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Administrative Class	$34	$113	$199	$453

1  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Administrative Class shares in connection with their customers' accounts.

2  The Fund's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Administrative Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.33%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

3  Fee Waiver and/or Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the current expense limitation arrangement for Administrative Class shares.

The "Government Portfolio" row in the second table under the section of the Prospectus entitled "Fund Management—Advisory Fees" setting forth the expense cap for Administrative Class shares of the Fund is hereby deleted and replaced with the following:

Expense Cap Administrative Class
Government Portfolio	0.33%

Please retain this supplement for future reference.

  ILFGOVTADMCPROSPT 4/24

Prospectus Supplement

April 26, 2024

Morgan Stanley Institutional Liquidity Funds

Supplement dated April 26, 2024 to the Morgan Stanley Institutional Liquidity Funds Prospectus dated February 28, 2024

Government Portfolio (the "Fund")
Advisory Class

Effective immediately, the maximum expense ratio for the Advisory Class of the Fund, pursuant to the expense limitation arrangement, will be decreased. Accordingly, effective immediately, the Fund's Prospectus is hereby amended as follows:

The section of the Prospectus entitled "Fund Summary—Government Portfolio—Fees and Expenses" is hereby deleted in its entirety and replaced with the following:

Fees and Expenses

The table below describes the expenses that you may pay if you buy, hold and sell Advisory Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Advisory Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	None
Other Expenses	0.06%
Service and Shareholder Administration Fee[1]	0.25%
Total Annual Fund Operating Expenses[2]	0.46%
Fee Waiver and/or Expense Reimbursement[2,3]	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	0.43%

Example

The example below is intended to help you compare the cost of investing in the Fund's Advisory Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund's Advisory Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Advisory Class	$44	$145	$255	$576

1  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Advisory Class shares in connection with their customers' accounts.

2  The Fund's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Advisory Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.43%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

3  Fee Waiver and/or Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the current expense limitation arrangement for Advisory Class shares.

The "Government Portfolio" row in the second table under the section of the Prospectus entitled "Fund Management—Advisory Fees" setting forth the expense cap for Advisory Class shares of the Fund is hereby deleted and replaced with the following:

Expense Cap Advisory Class
Government Portfolio	0.43%

Please retain this supplement for future reference.

  ILFGOVTADVCPROSPT 4/24

Prospectus Supplement

April 26, 2024

Morgan Stanley Institutional Liquidity Funds

Supplement dated April 26, 2024 to the Morgan Stanley Institutional Liquidity Funds Prospectus dated February 28, 2024

Government Portfolio (the "Fund")
Participant Class

Effective immediately, the maximum expense ratio for the Participant Class of the Fund, pursuant to the expense limitation arrangement, will be decreased. Accordingly, effective immediately, the Fund's Prospectus is hereby amended as follows:

The section of the Prospectus entitled "Fund Summary—Government Portfolio—Fees and Expenses" is hereby deleted in its entirety and replaced with the following:

Fees and Expenses

The table below describes the expenses that you may pay if you buy, hold and sell Participant Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Participant Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	0.25%
Other Expenses	0.06%
Shareholder Service Fee	0.25%
Total Annual Fund Operating Expenses[1]	0.71%
Fee Waiver and/or Expense Reimbursement[1,2]	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	0.68%

Example

The example below is intended to help you compare the cost of investing in the Fund's Participant Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund's Participant Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Participant Class	$69	$224	$392	$880

1  The Fund's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Participant Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.68%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

2  Fee Waiver and/or Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the current expense limitation arrangement for Participant Class shares.

The "Government Portfolio" row in the second table under the section of the Prospectus entitled "Fund Management—Advisory Fees" setting forth the expense cap for Participant Class shares of the Fund is hereby deleted and replaced with the following:

Expense Cap Participant Class
Government Portfolio	0.68%

Please retain this supplement for future reference.

  ILFGOVTPCPROSPT 4/24

Prospectus Supplement

April 26, 2024

Morgan Stanley Institutional Liquidity Funds

Supplement dated April 26, 2024 to the Morgan Stanley Institutional Liquidity Funds Prospectus dated February 28, 2024

Government Portfolio (the "Fund")
Cash Management Class

Effective immediately, the maximum expense ratio for the Cash Management Class of the Fund, pursuant to the expense limitation arrangement, will be decreased. Accordingly, effective immediately, the Fund's Prospectus is hereby amended as follows:

The section of the Prospectus entitled "Fund Summary—Government Portfolio—Fees and Expenses" is hereby deleted in its entirety and replaced with the following:

Fees and Expenses

The table below describes the expenses that you may pay if you buy, hold and sell Cash Management Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	0.10%
Other Expenses	0.06%
Shareholder Service Fee	0.05%
Total Annual Fund Operating Expenses[1]	0.36%
Fee Waiver and/or Expense Reimbursement[1,2]	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	0.33%

Example

The example below is intended to help you compare the cost of investing in the Fund's Cash Management Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund's Cash Management Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Cash Management Class	$34	$113	$199	$453

1  The Fund's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Cash Management Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.33%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

2  Fee Waiver and/or Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the current expense limitation arrangement for Cash Management Class shares.

The "Government Portfolio" row in the second table under the section of the Prospectus entitled "Fund Management—Advisory Fees" setting forth the expense cap for Cash Management Class shares of the Fund is hereby deleted and replaced with the following:

Expense Cap Cash Management Class
Government Portfolio	0.33%

Please retain this supplement for future reference.

  ILFGOVTCMCPROSPT 4/24

Prospectus Supplement

April 26, 2024

Morgan Stanley Institutional Liquidity Funds

Supplement dated April 26, 2024 to the Morgan Stanley Institutional Liquidity Funds Prospectus dated February 28, 2024

Government Portfolio (the "Fund")
Select Class

Effective immediately, the maximum expense ratio for the Select Class of the Fund, pursuant to the expense limitation arrangement, will be decreased. Accordingly, effective immediately, the Fund's Prospectus is hereby amended as follows:

The section of the Prospectus entitled "Fund Summary—Government Portfolio—Fees and Expenses" is hereby deleted in its entirety and replaced with the following:

Fees and Expenses

The table below describes the expenses that you may pay if you buy, hold and sell Select Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Select Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	0.55%
Other Expenses	0.06%
Shareholder Service Fee	0.25%
Total Annual Fund Operating Expenses[1]	1.01%
Fee Waiver and/or Expense Reimbursement[1,2]	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	0.98%

Example

The example below is intended to help you compare the cost of investing in the Fund's Select Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund's Select Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Select Class	$100	$319	$555	$1,234

1  The Fund's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Select Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.98%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

2  Fee Waiver and/or Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the current expense limitation arrangement for Select Class shares.

The "Government Portfolio" row in the second table under the section of the Prospectus entitled "Fund Management—Advisory Fees" setting forth the expense cap for Select Class shares of the Fund is hereby deleted and replaced with the following:

Expense Cap Select Class
Government Portfolio	0.98%

Please retain this supplement for future reference.

  ILFGOVTSCPROSPT 4/24

Prospectus Supplement

April 26, 2024

Morgan Stanley Institutional Liquidity Funds

Supplement dated April 26, 2024 to the Morgan Stanley Institutional Liquidity Funds Prospectus dated February 28, 2024

Government Portfolio (the "Fund")
CastleOak Share Class

Effective immediately, the maximum expense ratio for the CastleOak Share Class of the Fund, pursuant to the expense limitation arrangement, will be decreased. Accordingly, effective immediately, the Fund's Prospectus is hereby amended as follows:

The section of the Prospectus entitled "Fund Summary—Government Portfolio—Fees and Expenses" is hereby deleted in its entirety and replaced with the following:

Fees and Expenses

The table below describes the expenses that you may pay if you buy, hold and sell CastleOak Share Class ("CastleOak Shares" or "CastleOak Class") of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

CastleOak Share Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	None
Other Expenses	0.06%
Total Annual Fund Operating Expenses[1]	0.21%
Fee Waiver and/or Expense Reimbursement[1,2]	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	0.18%

Example

The example below is intended to help you compare the cost of investing in the Fund's CastleOak Share Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund's CastleOak Share Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
CastleOak Share Class	$18	$65	$115	$265

1  The Fund's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's CastleOak Share Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.18%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

2  Fee Waiver and/or Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the current expense limitation arrangement for CastleOak Share Class shares.

The "Government Portfolio" row in the second table under the section of the Prospectus entitled "Fund Management—Advisory Fees" setting forth the expense cap for CastleOak Share Class shares of the Fund is hereby deleted and replaced with the following:

Expense Cap CastleOak Share Class
Government Portfolio	0.18%

Please retain this supplement for future reference.

  ILFGOVTCOAKPROSPT 4/24

Prospectus Supplement

April 26, 2024

Morgan Stanley Institutional Liquidity Funds

Supplement dated April 26, 2024 to the Morgan Stanley Institutional Liquidity Funds Prospectus dated February 28, 2024

Government Portfolio (the "Fund")
Impact Class

Effective immediately, the maximum expense ratio for the Impact Class of the Fund, pursuant to the expense limitation arrangement, will be decreased. Accordingly, effective immediately, the Fund's Prospectus is hereby amended as follows:

The section of the Prospectus entitled "Fund Summary—Government Portfolio—Fees and Expenses" is hereby deleted in its entirety and replaced with the following:

Fees and Expenses

The table below describes the expenses that you may pay if you buy, hold and sell Impact Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Impact Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	None
Other Expenses	0.06%
Total Annual Fund Operating Expenses[1]	0.21%
Fee Waiver and/or Expense Reimbursement[1,2]	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	0.18%

Example

The example below is intended to help you compare the cost of investing in the Fund's Impact Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund's Impact Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Impact Class	$18	$65	$115	$265

1  The Fund's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Impact Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.18%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

2  Fee Waiver and/or Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the current expense limitation arrangement for Impact Class shares.

The "Government Portfolio" row in the second table under the section of the Prospectus entitled "Fund Management—Advisory Fees" setting forth the expense cap for Impact Class shares of the Fund is hereby deleted and replaced with the following:

Expense Cap Impact Class
Government Portfolio	0.18%

Please retain this supplement for future reference.

  ILFGOVTIMPACTPROSPT 4/24

Prospectus Supplement

April 26, 2024

Morgan Stanley Institutional Liquidity Funds

Supplement dated April 26, 2024 to the Morgan Stanley Institutional Liquidity Funds Prospectus dated February 28, 2024

Government Portfolio (the "Fund")
Impact Partner Class

Effective immediately, the maximum expense ratio for the Impact Partner Class of the Fund, pursuant to the expense limitation arrangement, will be decreased. Accordingly, effective immediately, the Fund's Prospectus is hereby amended as follows:

The section of the Prospectus entitled "Fund Summary—Government Portfolio—Fees and Expenses" is hereby deleted in its entirety and replaced with the following:

Fees and Expenses

The table below describes the expenses that you may pay if you buy, hold and sell Impact Partner Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Impact Partner Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	None
Other Expenses[1]	0.06%
Total Annual Fund Operating Expenses[2]	0.21%
Fee Waiver and/or Expense Reimbursement[2,3]	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	0.18%

Example

The example below is intended to help you compare the cost of investing in the Fund's Impact Partner Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund's Impact Partner Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Impact Partner Class	$18	$65	$115	$265

1  Other Expenses have been estimated for the current fiscal year.

2  The Fund's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Impact Partner Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.18%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of

Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

3  Fee Waiver and/or Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the current expense limitation arrangement for Impact Partner Class shares.

The "Government Portfolio" row in the second table under the section of the Prospectus entitled "Fund Management—Advisory Fees" setting forth the expense cap for Impact Partner Class shares of the Fund is hereby deleted and replaced with the following:

Expense Cap Impact Partner Class
Government Portfolio	0.18%

Please retain this supplement for future reference.

  ILFGOVTIMPARTNERPROSPT 4/24

Prospectus Supplement

April 26, 2024

Morgan Stanley Institutional Liquidity Funds

Supplement dated April 26, 2024 to the Morgan Stanley Institutional Liquidity Funds Prospectus dated March 23, 2024

Government Portfolio (the "Fund")
Advisor Class

Effective immediately, the maximum expense ratio for the Advisor Class of the Fund, pursuant to the expense limitation arrangement, will be decreased. Accordingly, effective immediately, the Fund's Prospectus is hereby amended as follows:

The section of the Prospectus entitled "Fund Summary—Government Portfolio—Fees and Expenses" is hereby deleted in its entirety and replaced with the following:

Fees and Expenses

The table below describes the expenses that you may pay if you buy, hold and sell Advisor Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Advisor Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	None
Other Expenses[1]	0.06%
Total Annual Fund Operating Expenses[2]	0.21%
Fee Waiver and/or Expense Reimbursement[2,3]	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	0.18%

Example

The example below is intended to help you compare the cost of investing in the Fund's Advisor Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund's Advisor Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Advisor Class	$18	$65	$115	$265

1  Other Expenses have been estimated for the current fiscal year.

2  The Fund's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Advisor Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.18%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of

Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

3  Fee Waiver and/or Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the current expense limitation arrangement for Advisor Class shares.

The "Government Portfolio" row in the second table under the section of the Prospectus entitled "Fund Management—Advisory Fees" setting forth the expense cap for Advisor Class shares of the Fund is hereby deleted and replaced with the following:

Expense Cap Advisor Class
Government Portfolio	0.18%

Please retain this supplement for future reference.

  ILFGOVTADVISORCPROSPT 4/24

Statement of Additional Information Supplement

April 26, 2024

Morgan Stanley Institutional Liquidity Funds

Supplement dated April 26, 2024 to the Morgan Stanley Institutional Liquidity Funds Statement of Additional Information dated March 23, 2024

Government Portfolio (the "Fund")

Effective immediately, the Fund's maximum expense ratio of each share class, pursuant to the expense limitation arrangement, will be decreased. Accordingly, effective immediately, the Fund's Statement of Additional Information is hereby amended as follows:

In the third paragraph of the section of the Statement of Additional Information entitled "Adviser," references to the expense caps for each share class of the Fund are as follows:

Class	Expense Cap
Institutional Class	0.18%
Institutional Select Class	0.23%
Investor Class	0.28%
Administrative Class	0.33%
Advisory Class	0.43%
Participant Class	0.68%
Cash Management Class	0.33%
Select Class	0.98%
CastleOak Class	0.18%
Impact Partner Class	0.18%
Impact Class	0.18%
Advisor Class	0.18%

Please retain this supplement for future reference.